STOCK COMPENSATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2010 Director	Apr. 29, 2013	Dec. 31, 2011 Performance Based Restricted Common Stock [Member]	Dec. 31, 2013 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2013 Chief Executive Officer, Executive Vice President and Chief Financial Officer [Member]	Dec. 31, 2012 Chief Executive Officer, Executive Vice President and Chief Financial Officer [Member] Performance Based Restricted Common Stock [Member] Company	Dec. 31, 2013 2006 Plan [Member]	Dec. 31, 2013 2006 Plan [Member] Performance Based Restricted Common Stock [Member]	Dec. 31, 2012 2006 Plan [Member] Performance Based Restricted Common Stock [Member]	Dec. 31, 2011 2006 Plan [Member] Performance Based Restricted Common Stock [Member]	Dec. 31, 2012 2006 Plan [Member] Stock Options [Member] Company	Dec. 31, 2012 2006 Plan [Member] Chief Executive Officer, Executive Vice President and Chief Financial Officer [Member] Performance Based Restricted Common Stock [Member]	Dec. 31, 2009 2006 Plan [Member] Chief Executive Officer, Executive Vice President and Chief Financial Officer [Member] Performance Based Restricted Common Stock [Member] Company	Dec. 31, 2012 2006 Plan [Member] Chief Executive Officer, Executive Vice President and Chief Financial Officer [Member] Restricted Stock [Member] Company	Dec. 31, 2009 2006 Plan [Member] Chief Executive Officer, Executive Vice President and Chief Financial Officer [Member] Restricted Stock [Member] Company	Dec. 31, 2012 2006 Plan [Member] Non-employee Director [Member] Performance Based Restricted Common Stock [Member]	Dec. 31, 2011 2006 Plan [Member] Non-employee Director [Member] Performance Based Restricted Common Stock [Member]	Dec. 31, 2010 2006 Plan [Member] Non-employee Director [Member] Performance Based Restricted Common Stock [Member]	Dec. 31, 2009 2006 Plan [Member] Non-employee Director [Member] Performance Based Restricted Common Stock [Member]	Dec. 31, 2012 2006 Plan [Member] Chief Executive Officer [Member] Company	Dec. 31, 2012 2006 Plan [Member] Executive Vice President [Member] Company	Dec. 31, 2012 2006 Plan [Member] Chief Financial Officer [Member] Company
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)												5,000,000
Period options cannot be exercised												1 year
Period options cannot be sold												1 year
Term of options				10 years								10 years				10 years
Renewal period of contract										3 years
Shares awarded (in shares)																		329,375	329,375	329,375
Number of companies											3					3		3	3	3					1	1	1
Vesting period of stock				3 years															3 years
Market value of stock on grant date (in dollars per share)																			$ 1.43	$ 5.11			$ 6.83	$ 4.92
Annual vesting installments of shares granted to nonemployee director (in shares)																					5,837	6,852
Number of nonemployee directors who resigned during the period	2
Restricted Common Stock Activity [Roll Forward]
Nonvested shares outstanding at January 1 (in shares)													329,375	680,781	703,827
Granted (in shares)													0	329,375	0								12,689	97,164
Vested (in shares)													0	(524,312)	(23,046)		(172,906)				(16,194)	(23,046)	(25,640)
Forfeited (in shares)													0	(156,469)	0		(156,469)						(39,136)
Nonvested shares outstanding at December 31 (in shares)													329,375	329,375	680,781
2006 Plan shares issued as of the end of year (in shares)													1,246,503	1,246,503	838,644
Shares available for issuance under 2006 Plan as of the end of year (in shares)													3,753,497	3,753,497	4,161,356
Share-based compensation expense			$ 402	$ 418	$ 18		$ 157	$ 512	$ 1,079
Unrecognized compensation cost				1,219			286
Unrecognized compensation cost expected to be recognized in 2014				649
Unrecognized compensation cost expected to be recognized in 2015				429			157
Unrecognized compensation cost expected to be recognized in 2016				141			129
Period To Grand Stock Options				3 years
Period to cliff vest stock options				1 year
Dividend yield (in hundredths)				0.00%	0.00%
Risk-free interest rate (in hundredths)				0.75%	0.76%
Expected term (in years)				5 years 10 months 24 days	5 years 6 months
Expected volatility (in hundredths)				80.00%	82.00%
Weighted-average grant date fair value of stock options granted				$ 1.68	$ 0.96
Options Activity, Shares [Roll Forward]
Under option at January 1 (in shares)		814,433		458,542	348,750	348,750
Options granted (in shares)				924,225	109,792	0
Options exercised (in shares)				0	0	0
Options forfeited or expired (in shares)				0	0	0
Under option at December 31 (in shares)		814,433		1,382,767	458,542	348,750
Options exercisable at December 31 (in shares)				458,542	348,750	348,750
Options Activity, Exercise price
Under option at January 1 (in dollars per share)		$ 2.40		$ 8.71	$ 11.00	$ 11.00
Options granted (in dollars per share)				$ 2.54	$ 1.43	$ 0
Options exercised (in dollars per share)				$ 0	$ 0	$ 0
Options forfeited or expired (in dollars per share)				$ 0	$ 0	$ 0
Under option at December 31 (in dollars per share)		$ 2.40		$ 4.58	$ 8.71	$ 11.00
Options exercisable at December 31 (in dollars per share)				$ 8.71	$ 11.00	$ 11.00
Intrinsic value of options outstanding				1,345	254
Intrinsic value of options exercisable				$ 1,345	$ 254